UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Brazil – 15.0%
638,500	Banco Bradesco SA ADR (Banks)	$ 9,794,590
72,700	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	576,506
254,100	Companhia de Bebidas das Americas Preference Shares ADR (Food, Beverage & Tobacco)	9,795,555
107,400	Companhia Energetica de Minas Gerais Preference Shares (Utilities)	2,053,451
101,200	Cosan SA Industria e Comercio (Food, Beverage & Tobacco)	1,540,816
262,100	Embraer SA ADR (Capital Goods)	6,652,098
14,600	Grupo BTG Pactual (Diversified Financials)*	215,167
368,800	Klabin SA Preference Shares (Materials)	1,628,753
16,400	Kroton Educacional SA (Consumer Services)*	246,576
43,400	M. Dias Branco SA (Food, Beverage & Tobacco)*	1,215,674
45,500	Obrascon Huarte Lain Brasil SA (Transportation)	393,007
427,700	Petroleo Brasileiro SA Preference Shares (Energy)	4,069,954
147,200	Souza Cruz SA (Food, Beverage & Tobacco)	2,075,971
305,900	Telefonica Brasil SA ADR (Telecommunication Services)	7,142,765
209,920	Tim Participacoes SA ADR (Telecommunication Services)(a)	4,439,808
419,400	Vale SA ADR (Materials)	7,570,170
238,600	Vale SA Preference Shares (Materials)	4,238,259

		63,649,120

Chile – 0.6%
1,278,699	Aguas Andinas SA (Utilities)	841,730
27,764	Compania Cervecerias Unidas SA (Food, Beverage & Tobacco)	366,761
63,439	Latam Airlines Group SA (Transportation)	1,568,267

		2,776,758

China – 13.1%
6,669,000	Agricultural Bank of China Ltd. Class H (Banks)	2,694,677
5,027,000	Bank of China Ltd. Class H (Banks)	1,912,065
2,393,000	Bank of Communications Co. Ltd. Class H (Banks)	1,578,273
580,000	China BlueChemical Ltd. Class H (Materials)	379,592
7,998,000	China Citic Bank Corp. Ltd. Class H (Banks)	4,012,023

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
5,386,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	$ 4,696,774
11,587,000	China Construction Bank Corp. Class H (Banks)	7,785,731
1,583,000	China Merchants Bank Co. Ltd. Class H (Banks)	2,899,769
1,049,500	China Minsheng Banking Corp. Ltd. Class H (Banks)	970,642
8,712,000	China Petroleum & Chemical Corp. Class H (Energy)	7,846,517
1,810,000	CNOOC Ltd. (Energy)	3,630,961
2,168,149	Country Garden Holdings Co. Ltd. (Real Estate)*	814,497
430,000	Datang International Power Generation Co. Ltd. Class H (Utilities)	151,341
1,296,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	1,789,090
268,000	ENN Energy Holdings Ltd. (Utilities)	1,022,325
1,831,000	Evergrande Real Estate Group Ltd. (Real Estate)(a)	845,822
642,400	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)(a)	813,657
105,500	Hengan International Group Co. Ltd. (Household & Personal Products)	997,661
4,402,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	3,035,642
12,000	Mindray Medical International Ltd. ADR (Health Care Equipment & Services)	357,600
2,934,000	PetroChina Co. Ltd. Class H (Energy)	3,663,473
1,651,000	Soho China Ltd. (Real Estate)	1,222,961
84,600	Tencent Holdings Ltd. (Software & Services)	2,511,727

		55,632,820

Egypt – 0.1%
260,304	Telecom Egypt Co. (Telecommunication Services)	539,055

Hong Kong – 4.3%
234,000	China Everbright Ltd. (Diversified Financials)	312,189
455,500	China Mobile Ltd. (Telecommunication Services)	5,315,243
1,518,000	China Overseas Land & Investment Ltd. (Real Estate)	3,565,651
1,038,000	Citic Pacific Ltd. (Capital Goods)	1,496,444
157,700	Focus Media Holding Ltd. ADR (Media)	3,119,306
1,482,000	Guangdong Investment Ltd. (Utilities)	1,066,427
477,000	KWG Property Holding Ltd. (Real Estate)	261,826

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
897,000	Shimao Property Holdings Ltd. (Real Estate)	$ 1,278,457
8,418,000	Yuexiu Property Co. Ltd. (Real Estate)	1,895,909

		18,311,452

India – 8.7%
38,669	ACC Ltd. (Materials)	917,092
25,332	Asian Paints Ltd. (Materials)	1,656,412
58,196	Bajaj Holdings and Investment Ltd. (Diversified Financials)	801,143
327,222	Cairn India Ltd. (Energy)*	1,951,745
35,451	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	244,139
725,469	Hexaware Technologies Ltd. (Software & Services)	1,479,373
265,579	Hindustan Unilever Ltd. (Household & Personal Products)	2,227,387
314,946	Indiabulls Financial Services Ltd. (Diversified Financials)	1,281,228
1,708,050	Indiabulls Infrastructure and Power Ltd. (Utilities)*	135,133
710,209	Indian Bank (Banks)	2,262,120
46,328	Infosys Ltd. ADR (Software & Services)(a)	1,833,662
69,159	Jindal Steel & Power Ltd. (Materials)	492,516
113,953	Jubilant Life Sciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	336,539
747,799	Oil & Natural Gas Corp. Ltd. (Energy)	3,830,974
31,520	Ranbaxy Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	281,142
288,325	Rural Electrification Corp. Ltd. (Diversified Financials)	971,504
419,831	Satyam Computer Services Ltd. (Software & Services)*	615,359
163,828	State Bank of India (Banks)	5,873,584
510,409	Tata Global Beverages Ltd. (Food, Beverage & Tobacco)	1,163,820
1,752,137	Tata Motors Ltd. (Automobiles & Components)	7,050,644
160,411	Titan Industries Ltd. (Consumer Durables & Apparel)	637,527
11,242	Ultratech Cement Ltd. (Materials)	330,906
42,003	Wockhardt Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	735,895

		37,109,844

Shares	Description	Value
Common Stocks – (continued)
Indonesia – 0.7%
2,064,000	PT Bank Negara Indonesia (Persero) Tbk (Banks)	$ 862,741
1,310,500	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	961,991
846,000	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	340,794
2,183,500	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food, Beverage & Tobacco)	632,255
80,500	PT Unilever Indonesia Tbk (Household & Personal Products)	205,564

		3,003,345

Luxembourg – 0.0%
62,175	Brait SE (Diversified Financials)*	212,243

Malaysia – 2.6%
787,100	AMMB Holdings Berhad (Diversified Financials)	1,610,086
218,500	DRB-Hicom Berhad (Automobiles & Components)	179,158
111,400	Genting Berhad (Consumer Services)	336,283
2,920,900	Genting Malaysia Berhad (Consumer Services)	3,131,860
825,600	Kulim Malaysia Berhad (Food, Beverage & Tobacco)	1,361,441
2,051,300	Telekom Malaysia Berhad (Telecommunication Services)	3,694,402
939,900	YTL Corp. Berhad (Utilities)	556,490

		10,869,720

Mexico – 4.8%
106,100	America Movil SAB de CV Series L ADR (Telecommunication Services)	2,831,809
133,275	Cemex SAB de CV ADR (Materials)*	927,594
2,590	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	287,982
18,090	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	1,545,248
135,600	Gruma SAB de CV Series B (Food, Beverage & Tobacco)*	354,843
59,890	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	2,357,271
71,890	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	6,406,118
129,900	Grupo Carso SAB de CV Series A-1 (Capital Goods)	449,231
5,995	Grupo Elektra SA de CV (Retailing)	283,514

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
1,134,200	Grupo Mexico SAB de CV Series B (Materials)	$ 3,179,530
130,500	Grupo Modelo SAB de CV Series C (Food, Beverage & Tobacco)	1,176,791
535,100	Inmuebles Carso SAB de CV Series B-1 (Diversified Financials)*	408,412

		20,208,343

Philippines – 0.4%
433,380	Metropolitan Bank & Trust Co. (Banks)	1,035,249
607,700	Universal Robina Corp. (Food, Beverage & Tobacco)	853,348

		1,888,597

Poland – 1.3%
17,315	Eurocash SA (Food & Staples Retailing)	202,416
100,423	KGHM Polska Miedz SA (Materials)	3,793,610
28,564	PGE SA (Utilities)	158,880
874,817	Synthos SA (Materials)	1,384,574

		5,539,480

Russia – 11.0%
43,156,700	Federal Hydrogenerating Co. (Utilities)	1,094,166
184,369	Globaltrans Investment PLC GDR (Transportation)(a)	3,475,496
688,534	OAO Gazprom ADR (Energy)	6,330,661
132,250	OAO Gazprom Neft ADR (Energy)(a)	3,106,168
185,258	OAO Lukoil ADR (Energy)	10,415,340
51,146	OAO Tatneft ADR (Energy)	1,913,350
2	OJSC Magnit GDR (Food & Staples Retailing)	64
304,540	OJSC MMC Norilsk Nickel ADR (Materials)	4,688,370
432,200	OJSC Mobile Telesystems ADR (Telecommunication Services)(a)	8,190,190
32,470	OJSC Surgutneftegas ADR (Energy)	270,704
794,284	OJSC Surgutneftegas Preference Shares (Energy)	458,846
2,252,200	Sberbank of Russia (Banks)	6,247,709
63,500	Sberbank of Russia Preference Shares (Banks)	124,250
18,816	X5 Retail Group NV GDR (Food & Staples Retailing)*	367,464

		46,682,778

South Africa – 4.4%
99,460	ABSA Group Ltd. (Banks)	1,620,626
549,608	AVI Ltd. (Food, Beverage & Tobacco)	3,919,401
106,384	Capital Property Fund (Real Estate)	138,673
90,758	Growthpoint Properties Ltd. (Real Estate)	278,447

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
127,732	Imperial Holdings Ltd. (Retailing)	$ 2,915,175
62,955	JD Group Ltd. (Retailing)	335,106
5,752	Kumba Iron Ore Ltd. (Materials)	356,971
169,938	Liberty Holdings Ltd. (Insurance)	1,921,061
270,061	Pick’n Pay Holdings Ltd. (Food & Staples Retailing)	620,359
1,908,897	Redefine Properties Ltd. (Real Estate)	2,122,137
32,640	Resilient Property Income Fund Ltd. (Real Estate)	186,224
640,877	Super Group Ltd. (Retailing)*	1,258,436
245,383	Vodacom Group Ltd. (Telecommunication Services)	2,842,042

		18,514,658

South Korea – 16.1%
1,098	AmorePacific Group (Household & Personal Products)	356,362
21,620	Bukwang Pharmaceutical Co. Ltd (Pharmaceuticals, Biotechnology & Life Sciences)	253,625
904	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	221,059
3,112	CJ Corp. (Capital Goods)	200,726
50,570	Daelim Industrial Co. Ltd. (Capital Goods)	3,876,746
59,340	Daou Technology, Inc. (Software & Services)	587,247
10,226	Doosan Heavy Industries & Construction Co. Ltd. (Capital Goods)	544,903
2,573	E-Mart Co. Ltd. (Food & Staples Retailing)	596,382
234,400	Hana Financial Group, Inc. (Banks)	7,423,604
8,690	Hanwha Corp. (Materials)	220,317
2,861	Honam Petrochemical Corp. (Materials)	595,688
1,692	Hyundai Glovis Co. Ltd. (Transportation)	322,977
1,845	Hyundai Mobis (Automobiles & Components)	484,699
45,392	Hyundai Motor Co. (Automobiles & Components)	9,429,955
4,144	Hyundai Motor Co. Preference Shares (Automobiles & Components)	272,191
34,980	Industrial Bank of Korea (Banks)	376,788
4,924	KCC Corp. (Capital Goods)	1,231,498
11,725	KEPCO Engineering & Construction Co., Inc. (Capital Goods)	706,973
121,320	Kia Motors Corp. (Automobiles & Components)	8,316,574

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
73,849	KT&G Corp. (Food, Beverage & Tobacco)	$ 5,440,904
1,768	LG Household & Health Care Ltd. (Household & Personal Products)	911,444
454	Lotte Chilsung Beverage Co. Ltd. (Food, Beverage & Tobacco)	523,669
526	Lotte Samkang Co. Ltd (Food, Beverage & Tobacco)	235,435
625	Namyang Dairy Products Co. Ltd. (Food, Beverage & Tobacco)	423,438
432	Orion Corp. (Food, Beverage & Tobacco)	341,709
15,315	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,604,919
2,181	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	1,548,559
2,703	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	505,535
29,048	Samsung Life Insurance Co. Ltd. (Insurance)	2,376,527
16,714	Samyang Holdings Corp. (Food, Beverage & Tobacco)	793,323
2,715	Sindoh Co. Ltd. (Technology Hardware & Equipment)	158,159
8,105	SK Holdings Co. Ltd. (Capital Goods)	1,100,593
54,500	Woori Finance Holdings Co. Ltd. (Banks)	530,806

		68,513,334

Taiwan – 9.4%
1,443,000	AmTRAN Technology Co. Ltd. (Technology Hardware & Equipment)*	1,108,870
769,880	Asustek Computer, Inc. (Technology Hardware & Equipment)*	7,078,630
2,831,900	China Petrochemical Development Corp. (Materials)	2,312,100
800,000	Forhouse Corp. (Semiconductors & Semiconductor Equipment)	401,586
2,767,000	Mega Financial Holding Co. Ltd. (Banks)	2,223,568
52,000	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	223,634
994,000	Quanta Computer, Inc. (Technology Hardware & Equipment)	2,571,287
758,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,303,189
2,355,000	Systex Corp. (Software & Services)*	2,376,977

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
1,037,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	$ 14,489,684
1,010,000	Teco Electric and Machinery Co. Ltd. (Capital Goods)	638,708
1,117,000	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	1,863,778
7,218,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	3,013,234
506,100	Wistron Corp. (Technology Hardware & Equipment)	540,538

		40,145,783

Thailand – 2.3%
1,196,100	Airports of Thailand PCL (Transportation)	2,591,716
812,100	Bangkok Bank PCL (Banks)	5,337,877
601,200	PTT Global Chemical PCL (Materials)	1,123,487
22,700	PTT PCL (Energy)	233,858
13,200	Siam Makro PCL (Food & Staples Retailing)	137,721
310,000	Supalai PCL (Real Estate)	176,511

		9,601,170

Turkey – 2.3%
40,143	BIM Birlesik Magazalar AS (Food & Staples Retailing)	1,740,939
200,162	Dogus Otomotiv Servis ve Ticaret AS (Retailing)	667,079
488,393	Eczacibasi Ilac Sanayi ve Ticaret AS (Pharmaceuticals, Biotechnology & Life Sciences)	504,842
19,449	Ford Otomotiv Sanayi AS (Automobiles & Components)	186,815
146,839	Haci Omer Sabanci Holding AS (Diversified Financials)	642,022
854,148	Sinpas Gayrimenkul Yatirim Ortakligi AS (REIT)	587,156
156,997	Turk Telekomunikasyon AS (Telecommunication Services)	605,249
86,066	Turkiye Garanti Bankasi AS (Banks)	334,556
252,562	Turkiye Halk Bankasi AS (Banks)	2,160,154
782,067	Turkiye Vakiflar Bankasi T.A.O Class D (Banks)	1,632,913
141,276	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	590,339

		9,652,064

TOTAL COMMON STOCKS		$412,850,564

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 2.1%
Other – 2.1%
223,568	Vanguard MSCI Emerging Markets	$ 8,947,191

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$421,797,755

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 2.4%
Goldman Sachs Financial Square Money Market Fund — FST Shares
10,232,400	0.155%	$ 10,232,400

TOTAL INVESTMENTS – 101.6%		$432,030,155

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(6,902,428)

NET ASSETS – 100.0%		$425,127,727

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2012.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$420,090,950

Gross unrealized gain	38,440,615
Gross unrealized loss	(26,501,410)

Net unrealized security gain	$11,939,205

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Australia – 4.2%
7,768	Australia & New Zealand Banking Group Ltd. (Banks)	$ 191,010
559,144	AWE Ltd. (Energy)	862,455
777,206	Beach Energy Ltd. (Energy)	890,846
91,047	BHP Billiton Ltd. (Materials)	3,024,351
66,550	Cabcharge Australia Ltd. (Commercial & Professional Services)	390,496
53,107	CFS Retail Property Trust Group (REIT)	110,222
256,602	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	3,747,587
108,546	Commonwealth Bank of Australia (Banks)	6,535,026
398,627	Commonwealth Property Office Fund (REIT)	447,493
8,938	Crown Ltd. (Consumer Services)	79,060
335,695	Dexus Property Group (REIT)	347,834
53,456	DuluxGroup Ltd. (Materials)	172,166
20,702	Forge Group Ltd. (Capital Goods)	93,029
60,836	Fortescue Metals Group Ltd. (Materials)	261,145
14,699	National Australia Bank Ltd. (Banks)	383,528
37,149	Newcrest Mining Ltd. (Materials)	908,490
43,106	NIB Holdings Ltd. (Insurance)	70,967
239,280	NRW Holdings Ltd. (Capital Goods)	719,598
91,607	Origin Energy Ltd. (Energy)	1,130,734
97,571	OZ Minerals Ltd. (Materials)	769,216
58,226	Ramsay Health Care Ltd. (Health Care Equipment & Services)	1,448,732
12,165	Rio Tinto Ltd. (Materials)	673,664
143,758	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	90,839
44,512	Sonic Healthcare Ltd. (Health Care Equipment & Services)	590,415
222,281	Spark Infrastructure Group (Utilities)(a)	379,977
66,179	St. Barbara Ltd. (Materials)*	96,109
28,413	Suncorp Group Ltd. (Insurance)	252,011
30,518	Troy Resources Ltd. (Materials)	127,085
17,048	Westfield Group (REIT)	178,322
392,653	Westfield Retail Trust (REIT)	1,254,570
165,479	Westpac Banking Corp. (Banks)	4,013,712

		30,240,689

Austria – 0.2%
42,069	Oesterreichische Post AG (Transportation)	1,340,353

Belgium – 1.3%
92,195	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	7,294,752
8,446	Financiere de Tubize SA (Diversified Financials)(b)	322,451
12,876	Groupe Bruxelles Lambert SA (Diversified Financials)	841,035

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
21,111	Telenet Group Holding NV (Telecommunication Services)	$ 929,772

		9,388,010

Bermuda – 0.5%
385,357	Catlin Group Ltd. (Insurance)	2,612,034
76,815	Lancashire Holdings Ltd. (Insurance)	940,550

		3,552,584

China – 0.4%
2,050,000	Evergrande Real Estate Group Ltd. (Real Estate)(b)	946,988
8,798,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment)*	322,153
2,456,000	Soho China Ltd. (Real Estate)	1,819,257

		3,088,398

Denmark – 2.1%
280,836	GN Store Nord A/S (Health Care Equipment & Services)	3,345,351
60,448	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	9,320,339
105,604	Pandora A/S (Consumer Durables & Apparel)(b)	1,010,713
4,688	Royal UNIBREW A/S (Food, Beverage & Tobacco)	294,627
167,921	TDC A/S (Telecommunication Services)	1,138,772

		15,109,802

Finland – 0.4%
91,115	Metso OYJ (Capital Goods)	3,311,226

France – 6.9%
164,415	Accor SA (Consumer Services)	5,456,151
41,110	BNP Paribas SA (Banks)	1,518,591
17,825	Christian Dior SA (Consumer Durables & Apparel)	2,461,501
67,398	Danone SA (Food, Beverage & Tobacco)	4,096,682
43,354	EDF SA (Utilities)	898,124
4,807	Euler Hermes SA (Insurance)	299,098
33,815	Fonciere Des Regions (REIT)	2,440,403
28,914	Hermes International (Consumer Durables & Apparel)	7,865,373
11,250	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	266,587
163,945	Legrand SA (Capital Goods)	5,252,353
36,985	Pernod-Ricard SA (Food, Beverage & Tobacco)	3,974,613
65,257	Remy Cointreau SA (Food, Beverage & Tobacco)	7,701,127
20,202	Rexel SA (Capital Goods)	337,610
11,780	Schneider Electric SA (Capital Goods)	664,187
105,737	Total SA (Energy)	4,871,965
40,521	Vinci SA (Capital Goods)	1,715,947

		49,820,312

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – 11.3%
276,027	BASF SE (Materials)	$ 20,151,236
54,417	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,133,109
14,930	Continental AG (Automobiles & Components)	1,349,925
77,399	Daimler AG (Registered) (Automobiles & Components)	3,856,436
175,695	Deutsche Bank AG (Registered) (Diversified Financials)	5,334,214
502,565	Deutsche Post AG (Registered) (Transportation)	9,022,682
165,922	E.ON AG (Utilities)	3,531,149
68,988	Freenet AG (Telecommunication Services)(b)	1,009,555
83,042	Hannover Rueckversicherung AG (Registered) (Insurance)	4,962,102
9,158	Henkel AG & Co. KGaA (Household & Personal Products)	540,998
71,179	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	5,109,882
67,927	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	6,831,627
209,827	ProSiebenSat.1 Media AG Preference Shares (Media)	4,391,763
135,536	RWE AG (Utilities)	5,321,158
7,741	RWE AG Preference Shares (Utilities)	274,028
86,576	SAP AG (Software & Services)	5,494,363
8,135	Tipp24 SE (Consumer Services)*	347,935

		81,662,162

Hong Kong – 4.0%
504,800	AIA Group Ltd. (Insurance)	1,763,676
463,500	BOC Hong Kong Holdings Ltd. (Banks)	1,417,650
878,000	Champion REIT (REIT)	384,858
634,000	CLP Holdings Ltd. (Utilities)	5,470,502
198,000	First Pacific Co. Ltd. (Diversified Financials)	221,370
96,800	Hang Seng Bank Ltd. (Banks)	1,342,948
186,700	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	2,490,997
298,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	144,483
434,000	Hutchison Whampoa Ltd. (Capital Goods)	3,890,385
1,768,800	MGM China Holdings Ltd. (Consumer Services)	2,444,849
177,200	Sands China Ltd. (Consumer Services)	519,785
631,500	Shimao Property Holdings Ltd. (Real Estate)(b)	900,051
43,168	Sun Hung Kai Properties Ltd. (Real Estate)	536,218
295,000	Swire Pacific Ltd. Class A (Real Estate)	3,530,028

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
157,358	The Link REIT (REIT)	$ 688,385
850,000	Wheelock & Co. Ltd. (Real Estate)	3,322,147

		29,068,332

Ireland – 0.1%
299,412	Beazley PLC (Insurance)	742,542

Israel – 0.6%
114,889	Bank Hapoalim B.M. (Banks)*	332,913
18,519	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	18,631
1,086	Delek Group Ltd. (Capital Goods)	144,110
2,538	Elbit Systems Ltd. (Capital Goods)	82,065
32,307	Israel Chemicals Ltd. (Materials)	382,459
38,848	Mizrahi Tefahot Bank Ltd. (Banks)*	291,254
3,073	NICE Systems Ltd. ADR (Software & Services)*	110,628
69,680	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	2,849,215

		4,211,275

Italy – 1.3%
32,553	Banca Generali SpA (Diversified Financials)	369,432
881,209	Enel SpA (Utilities)	2,516,524
245,118	Eni SpA (Energy)	5,054,397
631,865	Intesa Sanpaolo SpA RSP (Banks)	631,805
13,164	Saipem SpA (Energy)	604,997
397,171	Telecom Italia SpA (Telecommunication Services)	323,307

		9,500,462

Japan – 22.7%
71,100	AEON Credit Service Co. Ltd. (Diversified Financials)	1,355,213
13,500	Aisin Seiki Co. Ltd. (Automobiles & Components)	410,365
18,400	Alpen Co. Ltd. (Retailing)	346,645
650,000	Amada Co. Ltd. (Capital Goods)	3,418,094
10,300	Aoyama Trading Co. Ltd. (Retailing)	201,200
30,000	Asahi Kasei Corp. (Materials)	159,004
8,400	Avex Group Holdings, Inc. (Media)	127,217
18,700	Azbil Corp. (Technology Hardware & Equipment)	378,239
58,000	Bridgestone Corp. (Automobiles & Components)	1,306,395
217,100	Brother Industries Ltd. (Technology Hardware & Equipment)	2,005,490
40,500	Canon, Inc. (Technology Hardware & Equipment)	1,352,424
132	Central Japan Railway Co. (Transportation)	1,090,551

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
78,600	Century Tokyo Leasing Corp. (Diversified Financials)	$ 1,362,721
83,200	Chubu Electric Power Co., Inc. (Utilities)	887,510
40,000	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	684,553
17,800	cocokara fine, Inc. (Food & Staples Retailing)	603,972
11,800	Create SD Holdings Co. Ltd. (Food & Staples Retailing)	325,010
310,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	5,180,643
420,400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,918,458
29,900	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	330,220
28,300	Daito Trust Construction Co. Ltd. (Real Estate)	2,719,625
18,200	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	227,436
112,200	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,965,218
5,900	Fast Retailing Co. Ltd. (Retailing)	1,211,704
180,600	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	3,225,555
61,000	Fujitsu Ltd. (Technology Hardware & Equipment)	239,306
45,800	Futaba Industrial Co. Ltd. (Automobiles & Components)*	213,547
22,000	Hino Motors Ltd. (Capital Goods)	152,032
49,000	Hitachi Ltd. (Technology Hardware & Equipment)	288,877
20,700	Hokuriku Electric Power Co. (Utilities)	210,521
126,200	Honda Motor Co. Ltd. (Automobiles & Components)	4,011,937
31,400	Hosiden Corp. (Technology Hardware & Equipment)	184,129
463	Inpex Corp. (Energy)	2,572,596
456,000	Ishihara Sangyo Kaisha Ltd. (Materials)*	364,240
25,000	Isuzu Motors Ltd. (Automobiles & Components)	127,452
186,600	IT Holdings Corp. (Software & Services)	1,930,937
382	Japan Prime Realty Investment Corp. (REIT)	992,718
181,200	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	5,692,323
79,100	JFE Holdings, Inc. (Materials)	1,036,867
31,000	JGC Corp. (Capital Goods)	947,453
44,900	JTEKT Corp. (Capital Goods)	394,164
1,032	Jupiter Telecommunications Co. Ltd. (Media)	1,030,349
23,000	Kamigumi Co. Ltd. (Transportation)	184,447

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
286	KDDI Corp. (Telecommunication Services)	$ 1,969,167
142,000	Kinki Nippon Tourist Co. Ltd. (Consumer Services)*	192,586
866,000	Kobe Steel Ltd. (Materials)	809,582
67,000	Komatsu Ltd. (Capital Goods)	1,486,345
45,100	Kyushu Electric Power Co., Inc. (Utilities)	352,218
11,300	Mandom Corp. (Household & Personal Products)	289,179
324,000	Marubeni Corp. (Capital Goods)	2,161,234
40,100	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	903,422
10,200	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	172,603
6,900	Meitec Corp. (Commercial & Professional Services)	147,798
26,800	Mirait Holdings Corp. (Capital Goods)	194,276
202,300	Mitsubishi Corp. (Capital Goods)	4,003,252
230,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	928,681
1,163,100	Mitsubishi UFJ Financial Group, Inc. (Banks)	5,639,917
64,300	Mitsui & Co. Ltd. (Capital Goods)	949,496
10,000	Mitsui Fudosan Co. Ltd. (Real Estate)	192,673
32,200	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	462,442
25,600	Nichiha Corp. (Capital Goods)	293,816
1,310,000	Nippon Express Co. Ltd. (Transportation)	5,334,178
122,000	Nippon Soda Co. Ltd. (Materials)	503,595
28,700	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,332,240
374,300	Nissan Motor Co. Ltd. (Automobiles & Components)	3,519,250
235,000	Nisshin Steel Co. Ltd. (Materials)	258,574
85,600	Nomura Holdings, Inc. (Diversified Financials)	299,737
114	Nomura Real Estate Office Fund, Inc. (REIT)	655,590
34,000	NTN Corp. (Capital Goods)	91,192
411	NTT Data Corp. (Software & Services)	1,241,434
1,184	NTT DoCoMo, Inc. (Telecommunication Services)	1,979,145
56,670	ORIX Corp. (Diversified Financials)	5,357,435
1,659,000	Osaka Gas Co. Ltd. (Utilities)	6,797,386
76,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,329,475
11,850	Paltac Corp. (Retailing)	168,212
8,100	Park24 Co. Ltd. (Commercial & Professional Services)	123,733

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,800	Pola Orbis Holdings, Inc. (Household & Personal Products)	$ 416,707
62,100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,228,864
218,900	Round One Corp. (Consumer Services)	1,123,480
36,100	Secom Co. Ltd. (Commercial & Professional Services)	1,670,147
15,600	Shikoku Electric Power Co., Inc. (Utilities)	240,456
50,000	Shinmaywa Industries Ltd. (Capital Goods)	248,242
136,000	Shiseido Co. Ltd. (Household & Personal Products)	1,946,394
65,500	Softbank Corp. (Telecommunication Services)	2,499,074
592,700	Sumitomo Corp. (Capital Goods)	8,303,188
401,500	Sumitomo Electric Industries Ltd. (Capital Goods)	4,721,424
578,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	2,316,131
434,000	Sumitomo Metal Industries Ltd. (Materials)	636,165
150,000	Sumitomo Metal Mining Co. Ltd. (Materials)	1,602,145
213,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,713,947
8,500	Suzuki Motor Corp. (Automobiles & Components)	155,307
49,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,268,926
58,000	The Eighteenth Bank Ltd. (Banks)	146,077
74,000	The Kansai Electric Power Co., Inc. (Utilities)	555,145
48,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	331,915
62,000	Toagosei Co. Ltd. (Materials)	232,885
18,700	Tohoku Electric Power Co., Inc. (Utilities)*	120,631
41,000	Tokai Rika Co. Ltd. (Automobiles & Components)	633,509
21,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,012,275
83,000	Tokyo Tatemono Co. Ltd. (Real Estate)*	305,780
341,000	Tokyu Land Corp. (Real Estate)	1,719,883
611,000	Tosoh Corp. (Materials)	1,500,971
13,700	Touei Housing Corp. (Consumer Durables & Apparel)	142,366
72,000	Toyo Tire & Rubber Co. Ltd. (Automobiles & Components)	214,242
169,500	Toyota Motor Corp. (Automobiles & Components)	6,481,141
17,700	West Japan Railway Co. (Transportation)	763,402
100,000	Yamatane Corp. (Retailing)	138,400

		163,896,439

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – 0.3%
60,344	Oriflame Cosmetics SA (Household & Personal Products)	$ 2,247,031

Netherlands – 1.4%
64,531	Heineken Holding NV (Food, Beverage & Tobacco)	2,965,820
222,998	ING Groep NV CVA (Diversified Financials)*	1,466,967
122,465	Royal Dutch Shell PLC Class A (Energy)	4,168,734
39,702	Royal Dutch Shell PLC Class B (Energy)	1,396,626

		9,998,147

New Zealand – 0.0%
185,744	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	398,797

Norway – 2.7%
451,918	DNB ASA (Banks)	4,744,623
145,930	Orkla ASA (Capital Goods)	1,041,617
509,610	Statoil ASA (Energy)	12,111,688
1,247,000	STX OSV Holdings Ltd. (Capital Goods)	1,565,980

		19,463,908

Singapore – 2.4%
178,000	Ascott Residence Trust (REIT)	174,846
206,000	CapitaCommercial Trust (REIT)	221,282
418,120	DBS Group Holdings Ltd. (Banks)	4,932,739
1,148,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	679,844
542,000	Hutchison Port Holdings Trust Class U (Transportation)	410,954
56,523	Jardine Cycle & Carriage Ltd. (Retailing)	2,114,826
57,000	Keppel Corp. Ltd. (Capital Goods)	510,149
58,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	443,600
220,000	SembCorp Industries Ltd. (Capital Goods)	931,888
90,000	Singapore Airlines Ltd. (Transportation)	764,060
671,780	Singapore Telecommunications Ltd. (Telecommunication Services)	1,927,729
242,000	Suntec Real Estate Investment Trust (REIT)	280,404
59,000	United Overseas Bank Ltd. (Banks)	945,147
620,000	UOL Group Ltd. (Real Estate)	2,573,137
140,000	Wing Tai Holdings Ltd. (Real Estate)	158,259

		17,068,864

Spain – 0.2%
387,315	Iberdrola SA (Utilities)	1,402,863

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
35,801	Telefonica SA (Telecommunication Services)	$ 406,099

		1,808,962

Sweden – 2.5%
19,299	Investor AB Class B (Diversified Financials)	401,738
107,091	Skandinaviska Enskilda Banken AB Class A (Banks)	785,000
142,173	Swedbank AB Class A (Banks)	2,471,119
339,601	Swedish Match AB (Food, Beverage & Tobacco)	14,291,369

		17,949,226

Switzerland – 6.6%
10,135	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	462,197
9,390	Geberit AG (Registered) (Capital Goods)*	1,840,891
128,677	Nestle SA (Registered) (Food, Beverage & Tobacco)	7,905,429
48,451	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,844,997
62,390	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	11,047,747
173,433	Swiss Re AG (Insurance)*	10,856,658
31,323	Syngenta AG (Registered) (Materials)	10,680,582
162,559	Xstrata PLC (Materials)	2,148,187

		47,786,688

United Kingdom – 25.8%
23,361	Aggreko PLC (Commercial & Professional Services)	745,656
215,499	Ashtead Group PLC (Capital Goods)	849,633
109,163	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	5,098,138
219,384	BAE Systems PLC (Capital Goods)	1,058,809
867,212	Barclays PLC (Banks)	2,258,572
67,211	Berendsen PLC (Commercial & Professional Services)	535,656
313,962	BG Group PLC (Energy)	6,180,433
242,938	BHP Billiton PLC (Materials)	7,083,802
16,159	BP PLC (Energy)	107,294
104,572	BP PLC ADR (Energy)	4,172,423
416,609	British American Tobacco PLC (Food, Beverage & Tobacco)	22,127,989
101,530	British Land Co. PLC (REIT)	848,455
229,004	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	1,339,368
822,514	Cable & Wireless Communications PLC (Telecommunication Services)	402,461
90,080	Capital Shopping Centres Group PLC (REIT)	453,246

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
96,181	Cobham PLC (Capital Goods)	$ 349,674
153,082	Croda International PLC (Materials)	5,630,236
1,795,678	Debenhams PLC (Retailing)	2,583,166
281,053	Devro PLC (Food, Beverage & Tobacco)	1,280,261
185,040	Diageo PLC (Food, Beverage & Tobacco)	4,946,072
452,789	Drax Group PLC (Utilities)	3,366,932
220,897	easyJet PLC (Transportation)	1,938,565
333,085	EnQuest PLC (Energy)*	586,821
377,953	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	17,385,838
157,749	Greene King PLC (Consumer Services)	1,478,794
2,448,410	HSBC Holdings PLC (Banks)	20,454,290
143,391	IG Group Holdings PLC (Diversified Financials)	1,007,285
240,911	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	9,348,493
368,630	John Wood Group PLC (Energy)	4,482,950
68,205	Land Securities Group PLC (REIT)	842,488
329,727	Legal & General Group PLC (Insurance)	656,335
719,638	Marston’s PLC (Consumer Services)	1,253,651
46,534	Micro Focus International PLC (Software & Services)	390,544
173,723	Mondi PLC (Materials)	1,477,964
1,068,358	National Grid PLC (Utilities)	11,081,864
427,747	Petrofac Ltd. (Energy)	9,950,083
509,673	QinetiQ Group PLC (Capital Goods)	1,335,138
3,946	Randgold Resources Ltd. (Materials)	354,688
157,413	Rio Tinto PLC (Materials)	7,249,166
71,853	Standard Chartered PLC (Banks)	1,644,870
503,624	Standard Life PLC (Insurance)	1,904,160
251,069	TalkTalk Telecom Group PLC (Telecommunication Services)	682,316
384,207	Tate & Lyle PLC (Food, Beverage & Tobacco)	3,968,778
1,162,806	Taylor Wimpey PLC (Consumer Durables & Apparel)	802,453
120,054	Tetragon Financial Group Ltd. (Diversified Financials)	901,758
175,817	Tullow Oil PLC (Energy)	3,538,807
256,413	Vodafone Group PLC (Telecommunication Services)	733,837
327,428	Vodafone Group PLC ADR (Telecommunication Services)(c)	9,413,555
12,292	Whitbread PLC (Consumer Services)	410,642

		186,694,409

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$708,348,618

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.3%
Goldman Sachs Financial Square Money Market Fund — FST Shares
2,239,451	0.155%	$ 2,239,451

TOTAL INVESTMENTS – 98.2%		$710,588,069

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		12,728,369

NET ASSETS – 100.0%		$723,316,438

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $379,977, which represents approximately 0.1% of net assets as of July 31, 2012.

(b)	All or a portion of security is on loan.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2012.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
RSP	— Risparmio Shares

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	197	September 2012	$5,642,811	$256,316
FTSE 100 Index	29	September 2012	2,548,916	19,485
Hang Seng Index	2	August 2012	254,220	11,849
MSCI Singapore Index	3	August 2012	167,406	2,725
SPI 200 Index	9	September 2012	999,485	43,835
TSE TOPIX Index	25	September 2012	2,348,800	(52,526)

TOTAL				$281,684

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$730,358,837

Gross unrealized gain	44,963,669
Gross unrealized loss	(64,734,437)

Net unrealized security loss	$(19,770,768)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Australia – 9.2%
231,133	Ardent Leisure Group (REIT)	$ 319,717
295,426	Arrium Ltd. (Materials)*	220,779
214,368	Atlas Iron Ltd. (Materials)	384,058
16,896	Aurora Oil & Gas Ltd. (Energy)*	60,253
95,186	Australian Infrastructure Fund (Transportation)	258,053
660,338	AWE Ltd. (Energy)	1,018,542
991,629	Beach Energy Ltd. (Energy)	1,136,622
269,955	Cabcharge Australia Ltd. (Commercial & Professional Services)	1,584,018
16,144	Charter Hall Retail REIT (REIT)	58,518
640,841	Commonwealth Property Office Fund (REIT)	719,399
185,197	Consolidated Media Holdings Ltd. (Media)	658,289
76,447	David Jones Ltd. (Retailing)	194,948
59,944	Discovery Metals Ltd. (Materials)*(a)	83,167
36,597	Drillsearch Energy Ltd. (Energy)*	44,116
210,006	DuluxGroup Ltd. (Materials)	676,367
702,945	Emeco Holdings Ltd. (Capital Goods)	558,102
145,297	Envestra Ltd. (Utilities)	130,814
33,659	Fleetwood Corp. Ltd. (Automobiles & Components)	460,647
238,276	FlexiGroup Ltd. (Diversified Financials)	763,660
102,804	Forge Group Ltd. (Capital Goods)	461,973
232,754	Imdex Ltd. (Materials)	380,757
168,966	Integra Mining Ltd. (Materials)*	54,942
455,643	Investa Office Fund (REIT)	1,388,071
16,948	Invocare Ltd. (Consumer Services)	158,343
439,749	Macmahon Holdings Ltd. (Capital Goods)	277,015
30,976	Mineral Deposits Ltd. (Materials)*	147,158
47,307	Monadelphous Group Ltd. (Capital Goods)	1,074,697
407,872	Mount Gibson Iron Ltd. (Materials)	405,642
207,321	Northern Star Resources Ltd. (Materials)*	191,191
351,214	NRW Holdings Ltd. (Capital Goods)	1,056,222
8,929	OrotonGroup Ltd. (Retailing)*	73,256
18,421	Perseus Mining Ltd. (Materials)*	43,786
22,376	Platinum Asset Management Ltd. (Diversified Financials)	84,798
209,685	Primary Health Care Ltd. (Health Care Equipment & Services)	662,532
30,134	Programmed Maintenance Services Ltd. (Commercial & Professional Services)	67,643
194,187	Regis Resources Ltd. (Materials)*	921,060

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
244,701	Roc Oil Co. Ltd. (Energy)*	$ 71,233
81,400	Sandfire Resources NL (Materials)*	598,912
1,309,653	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	827,557
43,317	Silver Lake Resources Ltd. (Materials)*	120,897
937,121	Spark Infrastructure Group (Utilities)(b)	1,601,957
133,983	Spotless Group Ltd. (Commercial & Professional Services)	368,903
190,872	St. Barbara Ltd. (Materials)*(a)	277,197
161,436	STW Communications Group Ltd. (Media)	157,569
57,316	The Reject Shop Ltd. (Retailing)(a)	590,861
411,065	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	1,900,570
19,884	Troy Resources Ltd. (Materials)	82,802

		23,377,613

Austria – 1.2%
12,089	CA Immobilien Anlagen AG (Real Estate)	119,451
91,382	Conwert Immobilien Invest SE (Real Estate)	1,030,911
31,652	Oesterreichische Post AG (Transportation)	1,008,458
3,262	Rosenbauer International AG (Capital Goods)	158,553
2,683	Schoeller-Bleckmann Oilfield Equipment AG (Energy)	225,300
26,033	Strabag SE (Capital Goods)(a)	587,136

		3,129,809

Belgium – 0.7%
3,319	Ackermans & van Haaren NV (Diversified Financials)	253,659
20,272	Compagnie Maritime Belge SA (Transportation)	423,443
5,617	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	100,903
10,212	Gimv NV (Diversified Financials)	446,062
4,789	Kinepolis Group NV (Media)	411,933
8,930	Melexis NV (Semiconductors & Semiconductor Equipment)	133,162
13,093	Recticel SA (Materials)	81,630

		1,850,792

Bermuda – 1.2%
108,988	Catlin Group Ltd. (Insurance)	738,745
163,285	Lancashire Holdings Ltd. (Insurance)	1,999,319
193,938	Northern Offshore Ltd. (Energy)	323,241

		3,061,305

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – 0.2%
44,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	$ 127,692
193,000	China XLX Fertiliser Ltd. (Materials)	51,125
671,000	Goodbaby International Holdings Ltd. (Consumer Durables & Apparel)	163,498
205,000	Sateri Holdings Ltd. (Materials)	45,395

		387,710

Cyprus – 0.0%
41,217	Songa Offshore SE (Energy)*	98,413

Denmark – 2.3%
9,488	Chr. Hansen Holding A/S (Materials)	270,712
45,044	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	1,062,182
199,864	GN Store Nord A/S (Health Care Equipment & Services)	2,380,803
7,906	Jyske Bank A/S (Registered) (Banks)*	211,547
27,625	Pandora A/S (Consumer Durables & Apparel)(a)	264,393
13,309	Royal UNIBREW A/S (Food, Beverage & Tobacco)	836,433
14,252	Schouw & Co. A/S (Capital Goods)	300,103
2,719	Topdanmark A/S (Insurance)*	460,917

		5,787,090

Finland – 1.3%
136,972	Citycon OYJ (Real Estate)	414,986
75,816	Kemira OYJ (Materials)(a)	948,899
21,212	Outotec OYJ (Capital Goods)	969,554
93,756	Sponda OYJ (Real Estate)	376,380
37,813	Tieto OYJ (Software & Services)	629,347

		3,339,166

France – 3.3%
28,496	AB Science SA (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	338,410
11,821	Akka Technologies SA (Commercial & Professional Services)	345,433
47,404	Assystem (Commercial & Professional Services)	867,913
9,937	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	269,427
25,611	Cegid Group (Software & Services)	427,925
10,004	Ciments Francais SA (Materials)	552,522
44,603	Club Mediterranee (Consumer Services)*	728,925
25,054	Etablissements Maurel et Prom (Energy)	384,442
12,908	Euler Hermes SA (Insurance)*	803,154

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
14,022	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	$ 332,273
15,472	Mercialys SA (REIT)	305,064
22,389	Nexans SA (Capital Goods)	976,195
25,838	Plastic Omnium SA (Automobiles & Components)	697,468
28,035	Saft Groupe SA (Capital Goods)*	634,910
12,283	Societe de la Tour Eiffel (REIT)	659,546
1,375	Sopra Group SA (Software & Services)*	64,467
6,571	Teleperformance SA (Commercial & Professional Services)	161,598

		8,549,672

Germany – 5.3%
14,272	Aareal Bank AG (Banks)*	235,284
5,191	Bertrandt AG (Commercial & Professional Services)	367,958
7,808	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	389,547
19,753	Cewe Color Holding AG (Commercial & Professional Services)	713,956
7,251	Comdirect Bank AG (Banks)*	64,807
14,245	CTS Eventim AG (Media)*	418,145
5,652	Deutsche Beteiligungs AG (Diversified Financials)	114,608
4,063	Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)	346,090
8,184	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	801,893
17,760	Drillisch AG (Telecommunication Services)*	166,083
78,904	Freenet AG (Telecommunication Services)(a)	1,154,663
1,919	Fuchs Petrolub AG Preference Shares (Materials)*	102,126
1,653	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)*	77,347
19,166	Gerry Weber International AG (Consumer Durables & Apparel)	786,519
9,481	GSW Immobilien AG (Real Estate)	348,723
21,807	Homag Group AG (Capital Goods)*	321,954
35,596	Leoni AG (Automobiles & Components)	1,318,331
13,352	Morphosys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	297,887
30,124	MTU Aero Engines Holding AG (Capital Goods)	2,260,278
4,442	Pfeiffer Vacuum Technology AG (Capital Goods)	437,720

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
5,749	R. Stahl AG (Capital Goods)	$ 177,547
6,435	Software AG (Software & Services)	209,250
49,078	Symrise AG (Materials)	1,540,377
13,124	TAG Immobilien AG (Real Estate)	126,276
6,039	Tipp24 SE (Consumer Services)*	258,289
9,299	XING AG (Software & Services)(a)	466,407

		13,502,065

Hong Kong – 2.7%
1,410,000	Bonjour Holdings Ltd. (Retailing)	209,893
456,000	Brightoil Petroleum Holdings Ltd. (Energy)	88,819
560,000	Chen Hsong Holdings (Capital Goods)	157,395
1,200,000	China Financial International Investments Ltd. (Diversified Financials)*	72,682
111,000	City Telecom HK Ltd. (Telecommunication Services)	25,093
1,430,000	CSI Properties Ltd. (Real Estate)	65,325
118,885	Dah Sing Banking Group Ltd. (Banks)	109,187
575,500	Dickson Concepts International Ltd. (Retailing)	309,302
938,000	Emperor International Holdings (Real Estate)	191,074
610,000	Emperor Watch & Jewellery Ltd. (Retailing)	54,604
284,000	ERA Mining Machinery Ltd. (Capital Goods)*	31,862
156,015	Esprit Holdings Ltd. (Retailing)	187,990
324,000	Giordano International Ltd. (Retailing)	225,166
128,000	Glorious Sun Enterprises Ltd. (Consumer Durables & Apparel)	39,664
140,932	Great Eagle Holdings Ltd. (Real Estate)	355,964
499,700	HKR International Ltd. (Real Estate)	183,929
916,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	444,116
643,000	Johnson Electric Holdings Ltd. (Capital Goods)	375,670
56,522	K Wah International Holdings Ltd. (Real Estate)	20,558
44,000	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	16,382
461,000	Melco International Development Ltd. (Consumer Services)	345,530
184,000	Norstar Founders Group Ltd. (Automobiles & Components)*	—
664,330	Pacific Andes International Holdings Ltd. (Food, Beverage & Tobacco)	36,279

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
547,000	Pacific Textile Holdings Ltd. (Consumer Durables & Apparel)	$ 381,459
305,000	Pearl Oriental Oil Ltd. (Diversified Financials)	23,876
1,204,000	Pico Far East Holdings Ltd. (Media)	262,955
760,000	Prosperity REIT (REIT)	192,632
286,000	Regal Hotels International Holdings Ltd. (Consumer Services)	110,748
87,000	Silver base Group Holdings Ltd. (Retailing)*	35,204
2,162,000	Singamas Container Holdings Ltd. (Capital Goods)	447,530
57,567	SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	121,032
109,138	SOCAM Development Ltd. (Capital Goods)	105,323
495,000	Sunlight Real Estate Investment Trust (REIT)	182,180
420,000	Techtronic Industries Co. (Consumer Durables & Apparel)	564,950
310,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	291,638
100,000	Tian An China Investments Co. Ltd. (Real Estate)	51,455
882,000	VST Holdings Ltd. (Technology Hardware & Equipment)	136,782
33,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	386,819

		6,841,067

Ireland – 1.1%
127,148	Beazley PLC (Insurance)	315,327
161,506	C&C Group PLC (Food, Beverage & Tobacco)	708,724
68,704	Grafton Group PLC (Capital Goods)	234,564
12,545	Paddy Power PLC (Consumer Services)	845,662
367,051	Total Produce PLC (Food & Staples Retailing)	178,390
159,671	United Drug PLC (Health Care Equipment & Services)	412,543

		2,695,210

Israel – 1.1%
14,949	Africa-Israel Investments Ltd. (Real Estate)*	37,851
54,545	Alony Hetz Properties & Investments Ltd. (REIT)	217,484
3,537	AL-ROV (Israel) Ltd. (Real Estate)*	57,372
43,403	Amot Investments Ltd. (Real Estate)	88,940
254	Bayside Land Corp. (Real Estate)	39,474
6,073	Clal Biotechnology Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	14,583

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
16,372	Clal Industries and Investments Ltd. (Capital Goods)	$ 45,541
2,646	Clal Insurance Enterprises Holdings Ltd. (Insurance)	22,420
1,840	Delek Automotive Systems Ltd. (Retailing)	9,937
6,824	Discount Investment Corp. (Registered) (Capital Goods)*	7,715
2,225	F.I.B.I. Holdings Ltd. (Banks)*	24,571
15,317	Frutarom Industries Ltd. (Materials)	136,608
15,584	Gazit-Globe Ltd. (Real Estate)	145,397
6,633	Gilat Satellite Networks Ltd. (Technology Hardware & Equipment)*	17,170
1,096	Harel Insurance Investments & Financial Services Ltd. (Insurance)*	26,502
6,799	Hot Telecommunication System Ltd. (Media)	53,938
55,902	Israel Discount Bank Ltd. Class A (Banks)*	52,137
1,133	Ituran Location and Control Ltd. (Technology Hardware & Equipment)	12,619
3,425	J.O.E.L Jerusalem Oil Exploration (Real Estate)*	58,058
5,770	Jerusalem Economy Ltd. (Real Estate)*	22,781
5,716	Koor Industries Ltd. (Capital Goods)*	37,800
9,692	Matrix IT Ltd. (Software & Services)	37,656
2,507	Melisron Ltd. (Real Estate)	38,187
6,725	Mellanox Technologies Ltd. (Semiconductors & Semiconductor Equipment)*	720,955
1,590	Naphtha Israel Petroleum Corp. Ltd. (Energy)*	4,915
4,433	Nitsba Holdings 1995 Ltd. (Real Estate)*	29,364
114,656	Oil Refineries Ltd. (Energy)*	52,714
38,065	Ormat Industries Ltd. (Capital Goods)	166,033
6,138	Osem Investments Ltd. (Food, Beverage & Tobacco)	76,285
17,361	Partner Communications Co. Ltd. (Telecommunication Services)	57,199
549	Paz Oil Co. Ltd. (Energy)	57,327
6,719	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Food & Staples Retailing)	170,715
5,610	Retalix Ltd. (Software & Services)*	117,575
14,386	Shufersal Ltd. (Food & Staples Retailing)	31,191
1,576	The Israel Land Development Co. Ltd. (Media)	9,224
8,556	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)*	5,572

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
15,646	Union Bank of Israel Ltd. (Banks)*	$ 40,132

		2,743,942

Italy – 4.4%
3,210,971	A2A SpA (Utilities)	1,342,427
122,681	Autostrada Torino-Milano SpA (Transportation)(a)	796,632
438,051	Banca Carige SpA (Banks)(a)	333,672
46,196	Banca Generali SpA (Diversified Financials)	524,261
147,319	Banca Popolare dell’Emilia Romagna Scrl (Banks)(a)	640,381
325,746	Banca Popolare di Sondrio Scarl (Banks)	1,791,780
43,717	Cairo Communication SpA (Media)	142,307
41,182	Danieli & C. Officine Meccaniche SpA (Capital Goods)	866,159
156,127	Danieli & C. Officine Meccaniche SpA RSP (Capital Goods)	1,695,518
131,201	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	904,059
74,650	De’Longhi SpA (Consumer Durables & Apparel)	823,905
52,832	Impregilo SpA (Capital Goods)	198,889
136,145	Mediolanum SpA (Insurance)	449,753
71,434	Societa Iniziative Autostradali e Servizi SpA (Transportation)	481,794
1,121	Tod’s SpA (Consumer Durables & Apparel)	102,851
14,192	Zignago Vetro SpA (Materials)*	80,512

		11,174,900

Japan – 28.1%
580	Access Co. Ltd. (Software & Services)*	407,234
9,600	ADEKA Corp. (Materials)	80,831
16,700	Aderans Co. Ltd. (Household & Personal Products)*	201,669
9,600	Ai Holdings Corp. (Technology Hardware & Equipment)	53,305
57,300	Aichi Corp. (Capital Goods)	257,039
57,000	Aichi Steel Corp. (Materials)	215,879
22,100	Aisan Industry Co. Ltd. (Automobiles & Components)	178,694
32,600	Alpen Co. Ltd. (Retailing)	614,164
13,200	Alpine Electronics, Inc. (Consumer Durables & Apparel)	138,555
40,600	Amano Corp. (Capital Goods)	325,327
31,000	Anritsu Corp. (Technology Hardware & Equipment)	383,141
4,400	AOKI Holdings, Inc. (Retailing)	97,815
39,600	Aoyama Trading Co. Ltd. (Retailing)	773,544
32,900	Arcs Co. Ltd. (Food & Staples Retailing)	722,524
15,600	ASKUL Corp. (Retailing)	192,767
401,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	475,849

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
15,200	Autobacs Seven Co. Ltd. (Retailing)	$ 748,132
52,700	Avex Group Holdings, Inc. (Media)	798,137
32,900	Azbil Corp. (Technology Hardware & Equipment)	665,457
84,350	Belluna Co. Ltd. (Retailing)	673,517
4,300	BML, Inc. (Health Care Equipment & Services)	115,334
16,500	C. Uyemura & Co. Ltd. (Materials)	615,852
120,000	Calsonic Kansei Corp. (Automobiles & Components)	584,733
30,500	Century Tokyo Leasing Corp. (Diversified Financials)	528,791
3,400	Chiyoda Co. Ltd. (Retailing)	81,684
2,900	CMIC Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	44,826
51,200	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	657,947
11,600	Cocokara fine, Inc. (Food & Staples Retailing)	393,599
3,600	CREATE SD HOLDINGS Co. Ltd. (Food & Staples Retailing)	99,155
21,500	Daifuku Co. Ltd. (Capital Goods)	128,209
89,300	Daiichikosho Co. Ltd. (Media)	1,828,685
145,000	Daikyo, Inc. (Real Estate)	362,913
69,000	Daiwa Industries Ltd. (Capital Goods)	328,824
41,100	DCM Holdings Co. Ltd. (Retailing)	285,113
17,400	Denyo Co. Ltd. (Capital Goods)	199,739
12,200	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	152,457
40,500	DTS Corp. (Software & Services)	520,533
23,000	Dunlop Sports Co. Ltd. (Consumer Durables & Apparel)	275,361
3,300	Dydo Drinco, Inc. (Food, Beverage & Tobacco)	153,939
6,500	Eizo Nanao Corp. (Technology Hardware & Equipment)	126,174
4,300	F.C.C. Co. Ltd. (Automobiles & Components)	66,352
33	Fields Corp. (Consumer Durables & Apparel)	53,753
32,400	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	526,737
14,100	Fuji Oil Co. Ltd. (Food, Beverage & Tobacco)	177,790
162,000	Fujikura Ltd. (Capital Goods)	485,509
112,000	Furukawa-Sky Aluminum Corp. (Materials)	299,599
24,700	Furuno Electric Co. Ltd. (Technology Hardware & Equipment)	97,750
28,000	Futaba Industrial Co. Ltd. (Automobiles & Components)*	130,552

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
10,700	Fuyo General Lease Co. Ltd. (Diversified Financials)	$ 346,930
384	Geo Holdings Corp. (Retailing)	426,955
134	Global One Real Estate Investment Corp. (REIT)(a)	842,247
30,000	Glory Ltd. (Capital Goods)	620,773
9,200	Goldcrest Co. Ltd. (Real Estate)	141,635
6,400	Growell Holdings Co. Ltd. (Food & Staples Retailing)	233,240
12,190	Gulliver International Co. Ltd. (Retailing)	371,213
5,300	Gurunavi, Inc. (Software & Services)	61,241
52,600	Hakuto Co. Ltd. (Technology Hardware & Equipment)	532,039
5,200	Heiwa Corp. (Consumer Durables & Apparel)	93,953
917	Heiwa Real Estate REIT, Inc. (REIT)	547,328
6,900	HIS Co. Ltd. (Consumer Services)	238,268
42,000	Hitachi Cable Ltd. (Capital Goods)*	71,945
39,800	Hitachi Transport System Ltd. (Transportation)	730,039
33,000	Hokuetsu Kishu Paper Co. Ltd. (Materials)	151,724
2,900	Hokuto Corp. (Food, Beverage & Tobacco)	56,731
11,800	Hoshizaki Electric Co. Ltd. (Capital Goods)	302,981
19,800	House Foods Corp. (Food, Beverage & Tobacco)	330,187
41,600	IBJ Leasing Co. Ltd. (Diversified Financials)	1,045,776
33,700	Iida Home Max (Real Estate)	306,515
69,200	Inabata & Co. Ltd. (Capital Goods)	425,136
258,000	Ishihara Sangyo Kaisha Ltd. (Materials)*	206,083
29,100	IT Holdings Corp. (Software & Services)	301,127
17,600	Jafco Co. Ltd. (Diversified Financials)	310,808
17,700	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	194,955
14	Japan Excellent, Inc. (REIT)	68,779
561	Japan Rental Housing Investments, Inc. (REIT)	278,927
10,100	Japan Securities Finance Co. Ltd. (Diversified Financials)	48,257
23,700	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	244,423
24,300	Kagome Co. Ltd. (Food, Beverage & Tobacco)	539,621
49,500	Kasumi Co. Ltd. (Food & Staples Retailing)	349,384
42	Kenedix Realty Investment Corp. (REIT)	134,548

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
13,200	Kewpie Corp. (Food, Beverage & Tobacco)	$ 195,131
38,000	Kinki Sharyo Co. Ltd. (Capital Goods)	137,972
20,100	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	352,569
26,000	Kitz Corp. (Capital Goods)	103,283
6,300	Koa Corp. (Technology Hardware & Equipment)	56,005
23,300	Kohnan Shoji Co. Ltd. (Retailing)	277,881
57,300	Komori Corp. (Capital Goods)	343,773
126,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	214,809
36,000	Kureha Corp. (Materials)	147,057
40,100	Kuroda Electric Co. Ltd. (Capital Goods)	468,211
51,000	Kyodo Printing Co. Ltd. (Commercial & Professional Services)	132,316
106,000	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,310,198
48,000	Lion Corp. (Household & Personal Products)	265,955
30,200	Mandom Corp. (Household & Personal Products)	772,851
43,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	161,787
58,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	187,456
19,900	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	448,332
11,900	Matsuya Foods Co. Ltd. (Consumer Services)	223,809
14,100	Meitec Corp. (Commercial & Professional Services)	302,022
276	MID REIT, Inc. (REIT)	677,041
1,600	Milbon Co. Ltd. (Household & Personal Products)	50,272
35,500	Ministop Co. Ltd. (Food & Staples Retailing)	621,115
16,700	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	285,254
153,000	Mitsubishi Steel Manufacturing Co. Ltd. (Materials)	322,225
132,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	436,526
2,600	Miura Co. Ltd. (Capital Goods)	65,526
9,000	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	107,646
55	Mori Trust Sogo REIT, Inc. (REIT)	460,583
8,540	Nafco Co. Ltd. (Retailing)	151,390
113,800	Namura Shipbuilding Co. Ltd. (Capital Goods)	349,301
22,100	NEC Fielding Ltd. (Software & Services)	274,379
25,600	Nichiha Corp. (Capital Goods)	293,816

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
38,400	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 822,021
11,000	Nippo Corp. (Capital Goods)	131,098
28	Nippon Accommodations Fund, Inc. (REIT)	188,779
162,000	Nippon Beet Sugar Manufacturing Co. Ltd. (Food, Beverage & Tobacco)	340,179
59,000	Nippon Carbon Co. Ltd. (Capital Goods)	129,387
38,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	167,142
18,000	Nippon Kayaku Co. Ltd. (Materials)	173,261
33,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	393,857
71,000	Nippon Light Metal Co. Ltd. (Materials)	77,161
15,000	Nippon Paint Co. Ltd. (Materials)	123,565
21,000	Nippon Seiki Co. Ltd. (Automobiles & Components)	205,983
47,000	Nippon Shokubai Co. Ltd. (Materials)	571,785
40,300	Nippon Signal Co. Ltd. (Capital Goods)	255,593
134,000	Nippon Soda Co. Ltd. (Materials)	553,129
112,000	Nippon Thompson Co. Ltd. (Capital Goods)	481,247
138,500	Nipro Corp. (Health Care Equipment & Services)	764,001
168,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	289,928
13,600	Nishio Rent All Co. Ltd. (Capital Goods)*	163,298
39,000	Nisshinbo Holdings, Inc. (Capital Goods)	255,295
27,000	Nissin Corp. (Transportation)	72,942
19,000	Nitto Kogyo Corp. (Capital Goods)	341,181
81,000	NOF Corp. (Materials)	390,545
2,600	Noritz Corp. (Capital Goods)	44,845
5,700	NS Solutions Corp. (Software & Services)	110,700
5,700	NSD Co. Ltd. (Software & Services)	49,970
58	Nuflare Technology, Inc. (Semiconductors & Semiconductor Equipment)*	463,019
6,600	Ohsho Food Service Corp. (Consumer Services)	163,435
44,000	OKUMA Corp. (Capital Goods)	262,444
17,000	Okuwa Co. Ltd. (Food & Staples Retailing)	235,078
10,600	Osaka Steel Co. Ltd. (Materials)	177,963
6,200	Paltac Corp. (Retailing)	88,010
15,800	Parco Co. Ltd. (Retailing)	199,953
4,800	Park24 Co. Ltd. (Commercial & Professional Services)	73,323

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
22,300	Pola Orbis Holdings, Inc. (Household & Personal Products)	$ 725,982
13,100	Relo Holdings, Inc. (Real Estate)	455,549
9,200	Resorttrust, Inc. (Consumer Services)	161,306
13,600	Ricoh Leasing Co. Ltd. (Diversified Financials)	312,576
23,600	Riso Kagaku Corp. (Technology Hardware & Equipment)	390,987
46,000	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	621,979
255,500	Round One Corp. (Consumer Services)	1,311,326
102,000	Ryobi Ltd. (Capital Goods)	265,164
18,000	Sakai Chemical Industry Co. Ltd. (Materials)	55,410
105,000	San-Ai Oil Co. Ltd. (Energy)	507,303
31,200	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	229,520
25,000	Sanyo Chemical Industries Ltd. (Materials)	151,538
27,400	Sapporo Hokuyo Holdings, Inc. (Banks)	78,345
250,000	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	786,315
130,000	Sasebo Heavy Industries Co. Ltd. (Capital Goods)	138,366
90,000	Seika Corp. (Capital Goods)	257,764
39,000	Seino Holdings Co. Ltd. (Transportation)	262,989
125	Sekisui House SI Investment Co. (REIT)	542,126
12,000	Sekisui Jushi Corp. (Capital Goods)	125,255
31,000	Sekisui Plastics Co. Ltd. (Materials)	94,068
36,000	Senko Co. Ltd. (Transportation)	159,001
46,400	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	322,652
51,500	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	445,506
121,000	Shinmaywa Industries Ltd. (Capital Goods)	600,745
80,000	Shinsho Corp. (Capital Goods)	164,485
6,900	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	180,389
27,000	Shizuoka Gas Co. Ltd. (Utilities)	174,724
21,300	Showa Corp. (Automobiles & Components)	163,212
20,100	Sintokogio Ltd. (Capital Goods)	189,645
626	SKY Perfect JSAT Holdings, Inc. (Media)	260,801
99,600	Sodick Co. Ltd. (Capital Goods)	488,607

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,400	St. Marc Holdings Co. Ltd. (Consumer Services)	$ 166,099
38,000	Star Micronics Co. Ltd. (Technology Hardware & Equipment)	354,019
22,000	Sumitomo Precision Products Co. Ltd. (Capital Goods)	109,293
4,340	Sumitomo Real Estate Sales Co. Ltd. (Real Estate)	225,264
48,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	179,399
23,000	Taihei Kogyo Co. Ltd. (Capital Goods)	107,470
37,000	Takiron Co. Ltd. (Materials)	118,055
123,000	The Bank of Nagoya Ltd. (Banks)	371,666
9,600	The Bank of Okinawa Ltd. (Banks)	405,954
11,800	The Chiba Kogyo Bank Ltd. (Banks)*	63,708
16,000	The Higo Bank Ltd. (Banks)	84,264
26,000	The Hyakugo Bank Ltd. (Banks)	108,851
133,000	The Keiyo Bank Ltd. (Banks)	596,145
25,000	The Nanto Bank Ltd. (Banks)	105,644
37,000	The Nippon Road Co. Ltd. (Capital Goods)	142,740
21,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	123,886
1,900	The Okinawa Electric Power Co., Inc. (Utilities)	51,563
32,000	The San-In Godo Bank Ltd. (Banks)	223,883
93,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	420,249
141,000	The Toho Bank Ltd. (Banks)	433,634
18,100	The Tokyo Tomin Bank Ltd. (Banks)	163,357
134,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	926,596
9,500	TKC Corp. (Software & Services)	193,850
188,000	Toa Corp. (Capital Goods)	319,727
180,000	Toagosei Co. Ltd. (Materials)	676,119
9,600	Tocalo Co. Ltd. (Capital Goods)	134,091
13,200	Tohokushinsha Film Corp. (Media)	107,634
9,200	Tokai Rika Co. Ltd. (Automobiles & Components)	142,153
122,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	410,077
164,000	Tokyo Tatemono Co. Ltd. (Real Estate)*	604,191
187	Tokyu REIT, Inc. (REIT)	905,335
38,600	TOMONY Holdings, Inc. (Banks)	156,904
50,900	Topre Corp. (Automobiles & Components)	463,586
28,000	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	615,471

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
118,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	$ 434,013
47,000	Toyo Ink SC Holdings Co. Ltd. (Materials)	169,344
67,000	Toyo Tire & Rubber Co. Ltd. (Automobiles & Components)	199,364
63,000	Tsubakimoto Chain Co. (Capital Goods)	352,885
15,000	Tsukishima Kikai Co. Ltd. (Capital Goods)	126,795
2,700	Tsuruha Holdings, Inc. (Food & Staples Retailing)	174,576
116	TV Asahi Corp. (Media)	182,745
5,500	Universal Entertainment Corp. (Consumer Durables & Apparel)	121,667
24,030	Usen Corp. (Media)*	21,365
3,600	Yellow Hat Ltd. (Retailing)	57,967
21,000	Yodogawa Steel Works Ltd. (Materials)	77,300
38,500	Yonekyu Corp. (Food, Beverage & Tobacco)	360,375
18,300	Yorozu Corp. (Automobiles & Components)	271,033
39,800	Zensho Holdings Co. Ltd. (Consumer Services)	509,055

		71,728,862

Luxembourg – 1.2%
786	Eurofins Scientific (Pharmaceuticals, Biotechnology & Life Sciences)	102,310
82,223	Oriflame Cosmetics SA (Household & Personal Products)	3,061,740

		3,164,050

Netherlands – 1.0%
10,243	Aalberts Industries NV (Capital Goods)	161,755
9,683	Accell Group NV (Consumer Durables & Apparel)	162,044
27,536	Beter Bed Holding NV (Retailing)	495,055
14,473	Eurocommercial Properties NV CVA (REIT)	488,496
120,048	PostNL NV (Transportation)	488,179
21,508	Vastned Retail NV (REIT)	818,155

		2,613,684

New Zealand – 0.6%
158,941	Air New Zealand Ltd. (Transportation)	115,704
105,567	Chorus Ltd. (Telecommunication Services)*	265,130
256,644	New Zealand Oil & Gas Ltd. (Energy)	168,863
155,757	Ryman Healthcare Ltd. (Health Care Equipment & Services)	460,694
80,827	Sky Network Television Ltd. (Media)	325,090

Shares	Description	Value
Common Stocks – (continued)
New Zealand – (continued)
45,288	The Warehouse Group Ltd. (Retailing)	$ 95,084

		1,430,565

Norway – 3.0%
2,694	Aker ASA Class A (Diversified Financials)	75,293
26,373	Det Norske Oljeselskap ASA (Energy)*	362,192
65,456	DNO International ASA (Energy)*	86,576
96,727	Electromagnetic GeoServices AS (Energy)*	218,274
49,161	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment)*	125,996
84,356	Petroleum Geo-Services ASA (Energy)	1,234,401
59,838	Schibsted ASA (Media)	1,830,779
38,453	SpareBank 1 SMN (Banks)	202,390
97,064	Storebrand ASA (Insurance)*	369,055
435,000	STX OSV Holdings Ltd. (Capital Goods)	546,272
82,293	TGS Nopec Geophysical Co. ASA (Energy)	2,405,229
28,030	Tomra Systems ASA (Commercial & Professional Services)*	220,141

		7,676,598

Portugal – 0.2%
296,012	Mota-Engil SGPS SA (Capital Goods)	371,312
36,111	REN - Redes Energeticas Nacionais SA (Utilities)	89,230

		460,542

Singapore – 2.8%
413,000	AIMS AMP Capital Industrial REIT (REIT)	425,274
286,000	Ascott Residence Trust (REIT)	280,932
24,000	Boustead Singapore Ltd. (Energy)	18,779
184,628	Cambridge Industrial Trust (REIT)	88,804
470,000	CapitaCommercial Trust (REIT)	504,867
211,000	China Aviation Oil Singapore Corp. Ltd. (Energy)	167,470
153,000	CWT Ltd. (Transportation)	152,790
46,000	First Resources Ltd. (Food, Beverage & Tobacco)	70,028
12,000	Frasers Centrepoint Trust (REIT)	17,321
426,800	Frasers Commercial Trust (REIT)	373,437
106,000	GuocoLeisure Ltd. (Consumer Services)	48,738
360,000	Hi-P International Ltd. (Technology Hardware & Equipment)	212,552
218,000	Ho Bee Investment Ltd. (Real Estate)	217,389

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
31,000	Hong Leong Asia Ltd. (Capital Goods)	$ 42,355
317,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)	352,302
58,000	K-Green Trust (Commercial & Professional Services)	45,416
95,000	KS Energy Ltd. (Capital Goods)*	59,959
672,000	Lippo Malls Indonesia Retail Trust (REIT)	223,657
12,000	M1 Ltd. (Telecommunication Services)	24,357
252,160	Mapletree Logistics Trust (REIT)	205,195
180,383	Miclyn Express Offshore Ltd. (Energy)	354,079
105,000	Overseas Union Enterprise Ltd. (Consumer Services)	214,338
61,000	Parkway Life Real Estate Investment Trust (REIT)	95,867
159,000	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust (REIT)	128,806
56,000	Sakari Resources Ltd. (Energy)	58,567
165,000	SATS Ltd. (Transportation)	341,152
187,000	SMRT Corp. Ltd. (Transportation)	244,524
61,000	Stamford Land Corp. Ltd. (Consumer Services)	26,669
786,000	Starhill Global REIT (REIT)	447,988
251,000	Suntec Real Estate Investment Trust (REIT)	290,832
19,000	Super Group Ltd. (Food, Beverage & Tobacco)	30,536
306,000	Swiber Holdings Ltd. (Energy)*	142,754
159,600	UOB-Kay Hian Holdings Ltd. (Diversified Financials)	207,508
63,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	376,795
500,000	Wing Tai Holdings Ltd. (Real Estate)	565,212

		7,057,249

Spain – 0.4%
55,109	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)*	425,530
17,808	Bolsas y Mercados Espanoles SA (Diversified Financials)(a)	348,724
7,047	Corp. Financiera Alba (Diversified Financials)	221,009

		995,263

Sweden – 3.8%
9,224	AF AB Class B (Commercial & Professional Services)*	176,095
44,906	Betsson AB (Consumer Services)*	1,297,139
30,988	Bilia AB Class A (Retailing)	365,494
17,579	Billerud AB (Materials)	156,469

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
8,308	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 215,437
33,629	Clas Ohlson AB Class B (Retailing)	509,350
8,200	D. Carnegie & Co. AB (Diversified Financials)*	—
71,398	East Capital Explorer AB (Diversified Financials)	470,431
167,130	Fabege AB (Real Estate)	1,445,805
13,234	Hakon Invest AB (Food & Staples Retailing)	208,863
4,056	Hexpol AB (Materials)	143,904
30,603	Hoganas AB Class B (Materials)	984,688
51,433	Industrial & Financial Systems AB Class B (Software & Services)	854,614
2,516	Indutrade AB (Capital Goods)*	67,764
5,849	JM AB (Consumer Durables & Apparel)*	110,615
16,358	Kungsleden AB (Real Estate)	93,475
44,673	Loomis AB Class B (Commercial & Professional Services)	562,627
10,606	Lundbergforetagen AB Class B (Diversified Financials)	339,439
6,313	Oresund Investment AB (Diversified Financials)*	85,516
64,538	Trelleborg AB Class B (Capital Goods)	663,696
68,203	Wihlborgs Fastigheter AB (Real Estate)	988,050

		9,739,471

Switzerland – 1.9%
1,514	Acino Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	172,709
2,327	Galenica AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,341,687
5,385	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	1,050,252
58,385	Logitech International SA (Registered) (Technology Hardware & Equipment)*(a)	516,857
11,073	PSP Swiss Property AG (Registered) (Real Estate)*	994,139
7,328	Schweizerische National-Versicherungs-Gesellschaft (Registered) Class V (Insurance)	267,960
146,659	Swisslog Holding AG (Registered) (Capital Goods)*	136,264
5,512	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	383,011

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
1,267	Valiant Holding (Registered) (Banks)*	$ 110,037

		4,972,916

United Kingdom – 19.8%
184,414	Aegis Group PLC (Media)	681,286
465,733	Afren PLC (Energy)*	929,043
378,983	Ashtead Group PLC (Capital Goods)	1,494,190
216,086	Barratt Developments PLC (Consumer Durables & Apparel)*	446,313
12,660	Bellway PLC (Consumer Durables & Apparel)	158,903
148,927	Berendsen PLC (Commercial & Professional Services)	1,186,914
126,102	Big Yellow Group PLC (REIT)	615,667
203,440	Britvic PLC (Food, Beverage & Tobacco)	957,559
289,415	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	1,692,692
739,172	Cable & Wireless Communications PLC (Telecommunication Services)	361,681
10,943	Cairn Energy PLC (Energy)*	48,968
39,562	Cineworld Group PLC (Media)	138,808
94,654	Computacenter PLC (Software & Services)	525,885
24,531	Concentric AB (Capital Goods)	176,142
2,086,507	Debenhams PLC (Retailing)	3,001,537
14,340	Derwent London PLC (REIT)	437,040
186,279	Devro PLC (Food, Beverage & Tobacco)	848,544
181,229	Diploma PLC (Technology Hardware & Equipment)	1,181,581
97,147	Domino's Pizza Group PLC (Consumer Services)	778,266
134,392	Drax Group PLC (Utilities)	999,337
206,610	easyJet PLC (Transportation)	1,813,184
330,720	Elementis PLC (Materials)	1,087,212
1,706,931	EnQuest PLC (Energy)*	3,007,227
273,603	Enterprise Inns PLC (Consumer Services)*	246,170
195,905	Fenner PLC (Capital Goods)	1,074,843
29,764	Filtrona PLC (Materials)	216,504
263,300	Firstgroup PLC (Transportation)	919,351
48,253	Galliford Try PLC (Capital Goods)*	461,485
5,461	Genus PLC (Pharmaceuticals, Biotechnology & Life Sciences)	109,427
6,270	Go-Ahead Group PLC (Transportation)	126,058
254,459	Grainger PLC (Real Estate)	359,477
20,994	Great Portland Estates PLC (REIT)	141,011
247,819	Greene King PLC (Consumer Services)	2,323,142
151,159	Gulfsands Petroleum PLC (Energy)*	261,879

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
166,607	Homeserve PLC (Commercial & Professional Services)	$ 542,467
362,543	IG Group Holdings PLC (Diversified Financials)	2,546,771
313,197	Intermediate Capital Group PLC (Diversified Financials)	1,272,056
56,904	Interserve PLC (Capital Goods)	289,515
52,328	JD Wetherspoon PLC (Consumer Services)	379,567
256,943	John Wood Group PLC (Energy)	3,124,712
54,147	Kcom Group PLC (Telecommunication Services)*	66,311
173,473	London & Stamford Property PLC (REIT)	312,170
828,213	Marston’s PLC (Consumer Services)	1,442,795
65,404	Metric Property Investments PLC (REIT)	87,162
232,015	Micro Focus International PLC (Software & Services)	1,947,224
99,550	Mondi PLC (Materials)	846,930
72,512	Moneysupermarket.com Group PLC (Software & Services)	161,161
180,003	Paragon Group of Companies PLC (Banks)	497,917
48,637	Pennon Group PLC (Utilities)	584,981
6,327	Persimmon PLC (Consumer Durables & Apparel)	60,889
49,350	Primary Health Properties PLC (REIT)	255,201
70,928	QinetiQ Group PLC (Capital Goods)	185,803
99,159	Raven Russia Ltd. (Real Estate)	95,612
36,066	Rockhopper Exploration PLC (Energy)*	98,249
101,939	RPC Group PLC (Materials)	654,473
105,793	RPS Group PLC (Commercial & Professional Services)	400,316
45,585	Salamander Energy PLC (Energy)*	133,858
10,699	Shaftesbury PLC (REIT)	91,070
96,917	Songbird Estates PLC (Real Estate)*	155,750
552,078	Speedy Hire PLC (Capital Goods)	206,755
54,304	Spirent Communications PLC (Technology Hardware & Equipment)	140,287
377,788	Spirit Pub Co. PLC (Consumer Services)	305,175
84,151	ST Modwen Properties PLC (Real Estate)	233,429
346,814	TalkTalk Telecom Group PLC (Telecommunication Services)	942,516
2,016,878	Taylor Wimpey PLC (Consumer Durables & Apparel)	1,391,848
70,219	Tetragon Financial Group Ltd. (Diversified Financials)	527,434
352,727	TT electronics PLC (Technology Hardware & Equipment)	817,096

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
4,358	Ultra Electronics Holdings PLC (Capital Goods)	$ 100,107
11,740	Valiant Petroleum PLC (Energy)*	78,412
40,485	Workspace Group PLC (REIT)	157,800
35,379	WS Atkins PLC (Commercial & Professional Services)	409,432
36,454	WSP Group PLC (Commercial & Professional Services)	248,622

		50,599,199

TOTAL COMMON STOCKS		$246,977,153

Investment Company – 0.1%
Australia – 0.1%
174,391	Challenger Infrastructure Fund Class A(a)	$ 245,829

Units	Description	Expiration Month	Value
Warrants* – 0.0%
France – 0.0%
13,992	Mersen (Capital Goods)	11/12	$ —
56,200	UBISOFT Entertainment (Software & Services)	10/13	1,798

			1,798

Netherlands – 0.0%
34,444	Nieuwe Steen Investments NV (REIT)	04/13	—

TOTAL WARRANTS			$ 1,798

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$247,224,780

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 2.3%
Goldman Sachs Financial Square Money Market Fund — FST Shares
5,906,817	0.155%	$ 5,906,817

TOTAL INVESTMENTS – 99.2%		$253,131,597

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		1,962,434

NET ASSETS – 100.0%		$255,094,031

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,601,957, which represents approximately 0.6% of net assets as of July 31, 2012.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2012.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
RSP	— Risparmio Shares

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	78	September 2012	$2,234,209	$69,925
FTSE 100 Index	12	September 2012	1,054,724	(1,612)
Hang Seng Index	1	August 2012	127,110	5,915
MSCI Singapore Index	2	August 2012	111,604	1,848
SPI 200 Index	4	September 2012	444,215	16,423
TSE TOPIX Index	14	September 2012	1,315,328	(39,170)

TOTAL				$53,329

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$244,525,717

Gross unrealized gain	27,227,964
Gross unrealized loss	(18,622,084)

Net unrealized security gain	$8,605,880

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management’s (“GSAM”) assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2012:

STRUCTURED EMERGING MARKETS EQUITY FUND
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$111,004,932	$310,792,823	(a)	$—
Securities Lending Reinvestment Vehicle	10,232,400	—		—
Total	$121,237,332	$310,792,823		$—

STRUCTURED INTERNATIONAL EQUITY FUND
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$33,931,659	$674,416,959	(a)	$—
Securities Lending Reinvestment Vehicle	2,239,451	—		—
Total	$36,171,110	$674,416,959		$—

Derivative Type
Assets(b)
Futures Contracts	$334,210	$—		$—

Liabilities(b)
Futures Contracts	$(52,526)	$—		$—

STRUCTURED INTERNATIONAL SMALL CAP FUND
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$—	$247,192,918	(a)	$31,862
Securities Lending Reinvestment Vehicle	5,906,817	—		—
Total	$5,906,817	$247,192,918		$31,862

Derivative Type
Assets(b)
Futures Contracts	$94,111	$—		$—

Liabilities(b)
Futures Contracts	$(40,782)	$—		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Derivatives — The following table sets forth, by certain risk types, the gross value of derivative contracts as of July 31, 2012. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets(a)	Liabilities(a)
Structured International Equity	Equity	$334,210	$(52,526)
Structured International Small Cap	Equity	94,111	(40,782)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported above.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 28, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 28, 2012

*	Print the name and title of each signing officer under his or her signature.